UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

             Investment Company Act file number 811-21031
                                               -----------------

                    ACP Strategic Opportunities Fund II, LLC
                -------------------------------------------------
               (Exact name of registrant as specified in charter)


                 1205 Westlakes Drive, Suite 100 Berwyn PA 19312
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                  John H. Grady
                                  -------------

                        Turner Investment Partners, Inc.
                        --------------------------------

                         1205 Westlakes Drive, Suite 100
                         -------------------------------

                                Berwyn, PA 19312
                                ----------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-1759
                                                           ------------------

                       Date of fiscal year end: 12/31/03
                                               ------------------

                       Date of reporting period: 6/30/03
                                                -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                              FINANCIAL STATEMENTS

                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2003
                                  (UNAUDITED)

ASCENDANT
 CAPITAL
PARTNERS

                                             ACP STRATEGIC OPPORTUNITIES FUND II
--------------------------------------------------------------------------------
FIRST QUARTER 2003 REVIEW
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                              1Q03    JANUARY    FEBRUARY     MARCH       SINCE    STANDARD          SOF
                                                                                     INCEPTION*   DEVIATION  CORRELATION
------------------------------------------------------------------------------------------------------------------------
ACP STRATEGIC OPPORTUNITIES FUND**          -0.64%     -0.65%      -0.07%    -0.02%      -7.10%       4.21%          N/A
S&P 500 DRI                                 -3.14%     -2.59%      -1.55%     1.00%     -24.78%      19.98%         0.34
Nasdaq Composite                             0.43%     -1.09%       1.26%     0.27%     -27.31%      25.99%         0.34
Russell 2000                                -4.59%      2.17%      -3.02%     1.29%     -26.96%      20.73%         0.80

*Fund inception 4/2002
**Performance numbers are net of fees

------------------------------------------------------------------------------------------------------------------------

RISK FACTORS

o Hedge funds generally offer less liquidity than other investment securities, and are generally not subject to regulation under the U.S. federal securities laws.
o Hedge funds are often dependent for their success upon the efforts of one or a relatively few number of individuals.
o Hedge funds typically offer only periodic redemptions, and there is generally no secondary market for investors to access for liquidity purposes.

Funds that invest in hedge funds, such as those managed by Ascendant, present additional considerations for investors:
o These funds are relatively new, and do not have an established track record.
o These funds are dependent upon the ability of their advisers to select and hold individual hedge funds.
o Investors in these funds cannot readily sell or dispose of their interests in the secondary market, and may look only to the funds for periodic (and, possibly, limited) liquidity.
o The fund of funds structure adds additional fees and expenses, which can materially impact an investor's returns.

FUND OBJECTIVE

The ACP Strategic Opportunities Fund II is a hedge fund of funds currently composed of investments in a group of long/short equity hedge funds. In general, the fund expects to maintain a net long bias. The Fund's objective is to achieve an absolute return in excess of the long-term return of the U.S. equity market. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). The Investment Manager will invest the Fund's assets in Underlying Funds whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

STRATEGY REVIEW AND OUTLOOK

In our 2002 year-end letter we discussed a number of concerns affecting the stock market, ranging from the economy to accounting scandals. Most of these concerns still exist but were largely overshadowed in the first quarter by the prospect of, and eventual, war in Iraq. Recently the unprecedented nonstop media coverage of the war motivated investors to respond to favorable or unfavorable battlefield events immediately. One minute, it seemed that the war would be a resounding success . . . and the market would rise. Next, it appeared as if the war would turn into a Vietnam-like quagmire . . . and the market would fall. As I write this letter, it looks as if the war will in fact be a huge victory for the coalition forces. How history will view this victory and, more importantly, how the coalition will be viewed by the Arab world have yet to be determined. Hopefully, the judgment will be positive. In our view, it should be.

The market's other concerns remain, however, and are likely to regain center stage in the coming months. But those concerns are likely to be dealt with on a stock-by-stock basis rather than by people buying or selling "the market," based on what they see on CNN. We remain in a "post-bubble" period and still are working off some of the excesses of the last bull market. This process could (and usually does) take time and normally results in a choppy market, which creates multiple opportunities to profit from both long and short sides of the market. It's important to understand that even in the worst of times, great opportunities are created. For instance, in 1933, in the heart of the Great Depression, small-company stocks in aggregate returned 142.9%, according to Ibbotson Associates.

--------------------------------------------------------------------------------
1205 Westlakes Drive    1.800.790.3941      Distributor:
Suite 100               www.acpfunds.com    Turner Investment Distributors, Inc.
Berwyn, PA 19312                            Berwyn, PA
                                            Member NASD

PERFORMANCE REVIEW

March 31, 2003, marked the one-year anniversary of this Fund's inception. In perfect hindsight we would have picked another time to launch this Fund -- but we, like the portfolio managers of the funds we invest in, realize the futility of market timing. Despite the timing, the Fund did achieve its goal of keeping losses to a minimum during poor markets. The Fund's losses of 7% compare favorably to the more severe losses in the major stock indexes of 24-27%. The Fund is designed to also generate positive returns when the markets become less onerous. We hope that time is near. When it comes, our ability to preserve capital during this bear market will, simply, allow us to compound returns from a larger asset base.

In the first quarter 2003, the Fund managed to navigate a volatile period unscathed. Most managers played it close to the vest, keeping their gross and net market exposure fairly low. Fundamentally they are having difficulty finding companies with any sales and earnings visibility for their long portfolios. At the same time, the prospect of a big post-Iraq rally kept their short exposure low. The adjective that our managers often use to describe their portfolios is "eclectic", meaning their portfolios have individual stocks with attractive values but are finding few broad-based themes. Once the war ends, they think the market will recognize and reward many of those values.

At quarter's end we did redeem our investments from two of our 12 managers. One fund investment was terminated because of what we perceived to be style drift (meaning we think the manager deviated from the stated investment style), while another fund was sold off was replaced because of a change in the manager's business plan. While we were not particularly pleased with either fund's performances, the returns they produced were not horrendous by any means. (Indeed, poor performance is just one of the reasons why we may change managers.) We have made a small investment in a new fund (new to us, that is) and two other new funds will soon have some of our assets to invest.

CONCLUSION

Again, we are pleased to have concluded this difficult first year with most of our capital intact. We believe that while the market will remain choppy, the Fund is nonetheless positioned in that environment to generate positive returns.

We offer this reminder: we have a performance-based fee structure. As a result our management fees will be reduced beginning April 1, 2003 from 1.5% to 1% until and unless our trailing 12-month returns exceed 6%. These annual fees are accrued monthly and paid quarterly.

If you would like to learn more about the ACP Strategic Opportunities Fund II, we urge you to look at our updated web site, www.acpfunds.com. And by all means, please let us know if you have any questions. We thank you for this opportunity to be of service and look forward to hearing from you.


All the best,


/s/ Gary E. Shugrue
-------------------
Gary E. Shugrue
President and Chief Investment Officer
Ascendant Capital Partners, LLC


Performance shown for the Fund is net of all expenses charged to shareholders, and reflects the commitment of Ascendant Capital Partners to cap expenses. There is no guarantee that Ascendant will continue to subsidize the Fund at this level beyond its initial one-year commitment. Performance numbers for the indices shown do not reflect the deduction of fees. Information regarding the Fund set forth herein, including discussions regarding performance and Ascendant's investment strategies, is qualified by reference to the Private Placement
Memorandum. The Memorandum contains important information about fees and expenses, as well as risks associated with an investment in the Fund. Please read it carefully before you invest or send money. This Fund may not be suitable for all investors. Past performance is no guarantee of future results, and investors may suffer losses in connection with an investment in this Fund.

Turner Investment Distributors Inc., an NASD member, is placement agent for all ACP Funds.

--------------------------------------------------------------------------------
1205 Westlakes Drive    1.800.790.3941      Distributor:
Suite 100               www.acpfunds.com    Turner Investment Distributors, Inc.
Berwyn, PA 19312                            Berwyn, PA
                                            Member NASD

ASCENDANT
 CAPITAL
PARTNERS

                                             ACP STRATEGIC OPPORTUNITIES FUND II
--------------------------------------------------------------------------------
SECOND QUARTER 2003 REVIEW
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                              2Q03      APRIL         MAY      JUNE         YTD       SINCE    STANDARD          SOF
                                                                                                 INCEPTION*   DEVIATION  CORRELATION
------------------------------------------------------------------------------------------------------------------------------------
ACP STRATEGIC OPPORTUNITIES FUND**           7.24%      2.20%       3.73%     1.17%       6.46%      -0.70%       5.91%        N/A
S&P 500 DRI                                 15.42%      8.82%       5.25%     1.28%      11.80%     -13.18%      20.95%       0.56
Nasdaq Composite                            21.01%      9.18%       8.99%     1.69%      21.52%     -12.04%      28.54%       0.56
Russell 2000                                21.23%      9.48%      10.73%     1.81%      17.88%      -9.85%      23.94%       0.87

*Fund inception 4/2002
**Performance numbers are net of fees

------------------------------------------------------------------------------------------------------------------------------------

FUND OBJECTIVE

The ACP Strategic Opportunities Fund II is a hedge fund of funds currently composed of investments in a group of long/short equity hedge funds. In general, the Fund expects to maintain a net long bias. The Fund's objective is to achieve an absolute return in excess of the long-term return of the U.S. equity market. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). The Investment Manager will invest the Fund's assets in Underlying Funds whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

STRATEGY REVIEW AND OUTLOOK

THE ESSENCE OF RISK MANAGEMENT LIES IN MAXIMIZING THE AREAS WHERE WE HAVE SOME CONTROL OVER THE OUTCOME WHILE MINIMIZING THE AREAS WHERE WE HAVE ABSOLUTELY NO CONTROL OVER THE OUTCOME AND THE LINKAGE BETWEEN CAUSE AND EFFECT IS HIDDEN FROM US.

-PETER L. BERNSTEIN

This excerpt from Peter L. Bernstein's book AGAINST THE GODS concisely summarizes what our hedge-fund managers and we seek to do. As investors we must make decisions with incomplete knowledge, but at the same time we must make those decisions with as complete a set of facts as possible. We are aware of what we know but, very importantly, we know what we do not know as well. Successful hedge fund investing requires extensive amounts of in-depth research to uncover inefficiencies created by the market. And it also requires a certain amount of humility on the part of managers to understand what they have no control over and to hedge those risks properly.

As we search for talented managers, we constantly keep Mr. Bernstein's thought in mind. We always try to assess if managers have an "edge" and if they are talented at hedging uncontrollable risks. As fund of fund managers, we believe that our "edge" is our ability to evaluate and monitor that talent. We also have the humility (hard-earned from years of experience) to understand that, although we firmly believe in our "edge", we must hedge investments by employing a well-diversified, non-correlated group of hedge fund managers.

The stock market in the second quarter was not without its own set of uncontrollable risks. A combination of the Iraq war ending, stimulative fiscal and monetary policies, under-invested portfolio managers, and an economy that appears to have stopped getting worse led to a sharp market rally. Short sellers had a difficult time as money flooded into the market. Currently, stocks appear to be ahead of the fundamentals, but at major turning points in the market they always are. So the question is, is this a major bullish turning point or just a bear-market rally? If it indeed proves to be a bullish turning point, the economy must improve in the second half of this year. The Federal Reserve appears to be out of ammunition on the interest-rate front, so it's now time to see if the Fed's stimulus will have a positive effect on the economy or if it amounts to simply "pushing on a string." The government is a key player in this economic game, so we think it may not make much sense to bet against them. Time will tell.

--------------------------------------------------------------------------------
1205 Westlakes Drive    1.800.790.3941      Distributor:
Suite 100               www.acpfunds.com    Turner Investment Distributors, Inc.
Berwyn, PA 19312                            Berwyn, PA
                                            Member NASD

              FOR SHAREHOLDERS ONLY - NOT FOR PUBLIC DISTRIBUTION

Our managers continue to wrestle with this issue. Some have lowered their net long exposure during this rally, as they do not see the fundamentals supporting their holdings' recent sharp run-ups in price. Their industry contacts tell them that conditions have stopped getting worse but there are few signs of a strong upturn in business yet.

Impressively, our managers have avoided the losses that some hedge-fund managers incurred in their short portfolios this year. In market moves like the recent ones, it takes experience to be aware that fundamentals do not always rule and to know when to duck. Some of the newcomers to the hedge-fund business learned the importance this last quarter.

As for the second half of 2003, we believe that everyone will be frantically searching for signs that the economy is improving and can support the current level of stock prices. We may not get tangibly significant signs until third-quarter earnings are reported, so we could be in for a choppy or dull summer.

One development that bears watching: the increased emphasis on stock dividends. Could we be returning to the time prior to 1959 when stocks yielded more than bonds? There are a number of factors that suggest that this could indeed again be the case. The tax-law changes, high risks from investing in paltry-yielding bonds, and increased financial transparency in corporate America all could lead to dividends becoming a more important investment factor after being in the background for years. It could be an especially important factor for companies able to generate attractive free-cash-flow returns.

During the quarter we did make one change in our lineup of managers. We redeemed one of our smaller investments with a value manager. Although this manager had performed reasonably well, his monthly numbers were a bit too volatile for our tastes, and we felt that his organization's infrastructure was lacking.

We added a health-care long/short manager with a great record and excellent risk controls. This is our first manager who focuses solely on health care. It is part of our continuing effort to find talented managers focused on specific industry sectors.

We continue to build a qualified pool of managers who can handle additional fund inflows and further diversify our fund. This, too, is part of our continuing effort to find the best and the brightest investing talent.

PERFORMANCE REVIEW

It was refreshing to demonstrate in the second quarter that the fund can actually make money, as opposed to merely losing less than the market (as the fund did in our first year). The fund gained 7.20% in the second quarter and is up 6.41% for the year.

Beyond that, we feel compelled to point out the fund's performance since its inception in April 2003 -- which clearly demonstrates the appropriateness of this type of hedged investment. Since inception, our fund has basically broken even, incurring a small loss of 0.60%. This return compares favorably to the 13.18% loss of the S&P 500 Index, the 12.04% loss of the NASDAQ Composite Index, and the 11.45% loss of the Russell 2000 Index. The volatility (standard deviation) of our returns has been from 72% to 79% less than that of these three indices. In addition, while the S&P 500 experienced a draw down (defined as a peak-to-trough loss) of 28.35% during this extremely volatile period, our own worst draw down was just 8.12%. In short, the fund has performed as promised; it has minimized losses during market drops, and has captured a significant portion of the market's upswing. These characteristics help it perform an important function as a diversifying strategy in our investors' overall portfolios.

--------------------------------------------------------------------------------
1205 Westlakes Drive    1.800.790.3941      Distributor:
Suite 100               www.acpfunds.com    Turner Investment Distributors, Inc.
Berwyn, PA 19312                            Berwyn, PA
                                            Member NASD

              FOR SHAREHOLDERS ONLY - NOT FOR PUBLIC DISTRIBUTION

CONCLUSION

We are off to a good start this year, which we expect will continue in the second half. If the market remains choppy, we think our managers are positioned to perform well.

For the past 12 months we continue to fall below the low end of our fee breakpoint. As a result we will continue to reduce our management fees from 1.5% to 1%. Should our performance continue to improve, the fees, which are accrued monthly and paid quarterly, should revert to normal sometime during the second half of 2003.

If you would like to learn more about the ACP Strategic Opportunities Fund II, we urge you to look at our updated Web site, www.acpfunds.com. And by all means, please let us know if you have any questions. We thank you for this opportunity to be of service and look forward to hearing from you.



All the best,


/s/ Gary E. Shugrue
-------------------
Gary E. Shugrue
President and Chief Investment Officer
Ascendant Capital Partners, LLC



Performance shown for the Fund is net of all expenses charged to shareholders, and reflects the commitment of Ascendant Capital Partners to cap expenses. There is no guarantee that Ascendant will continue to subsidize the fund at this level beyond its initial one-year commitment. Performance numbers for the indexes shown do not reflect the deduction of fees; it is not possible to invest in any particular index. Information regarding the Fund set forth herein, including discussions regarding performance and Ascendant's investment strategies, are qualified by reference to the Private Placement Memorandum. The memorandum contains important information about fees and expenses, as well as risks associated with an investment in the fund. Please read it carefully before you invest or send money. This fund may not be suitable for all investors. Past performance is no guarantee of future results, and investors may suffer losses in connection with an investment in this fund.

Turner Investment Distributors Inc., an NASD member, is placement agent for all ACP Funds.


RISK FACTORS

o Hedge funds generally offer less liquidity than other investment securities, and are generally not subject to regulation under the U.S. federal securities laws.
o Hedge funds are often dependent for their success upon the efforts of one or a relatively few number of individuals.
o Hedge funds typically offer only periodic redemptions, and there is generally no secondary market for investors to access for liquidity purposes.

Funds that invest in hedge funds, such as those managed by Ascendant, present additional considerations for investors:
o   These funds are relatively new, and do not have an established track record.
o These funds are dependent upon the ability of their advisers to select and hold individual hedge funds.
o Investors in these funds cannot readily sell or dispose of their interests in the secondary market, and may look only to the funds for periodic (and, possibly, limited) liquidity.
o The fund of funds structure adds additional fees and expenses, which can materially impact an investor's returns.

--------------------------------------------------------------------------------
1205 Westlakes Drive    1.800.790.3941      Distributor:
Suite 100               www.acpfunds.com    Turner Investment Distributors, Inc.
Berwyn, PA 19312                            Berwyn, PA
                                            Member NASD

              FOR SHAREHOLDERS ONLY - NOT FOR PUBLIC DISTRIBUTION

                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC


                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2003
                                  (UNAUDITED)




                               TABLE OF CONTENTS




Schedule of Investments                                                        1
Statement of Assets, Liabilities and Members' Capital                          2
Statement of Operations                                                        3
Statement of Changes in Members' Capital                                       4
Statement of Cash Flows                                                        5
Notes to Financial Statements                                                  6

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  JUNE 30, 2003
INVESTMENTS IN UNDERLYING FUNDS  -  101.06%

  LONG/SHORT EQUITY DIVERSIFIED  -  73.04%
    Continental Healthcare, LP (Cost $400,000)                       $  423,658
    Everglades Partners, LP (Cost $790,000)                             913,742
    Healy Circle Partners, LP (Cost $808,000)                           824,304
    Hunter Global Investors Fund II, LP (Cost $900,000)                 921,200
    Inwood Capital Fund, LP (Cost $790,000)                             720,591
    Copper Beech Partners, LP (Cost $550,000)                           562,304
    Woodrow Partners, LP (Cost $440,000)                                443,970
                                                                     ----------
                                                                      4,809,769
                                                                     ----------

  LONG/SHORT EQUITY FINANCIAL SERVICES  -  8.00%
    Acadia Fund I, LP (Cost $440,000)                                   526,767
                                                                     ----------
                                                                        526,767
                                                                     ----------

  LONG/SHORT EQUITY TECHNOLOGY - 6.61%
    Brightfield Partners, LP (Cost $390,000)                            435,388
                                                                     ----------
                                                                        435,388
                                                                     ----------

  LONG/SHORT EQUITY VALUE - 13.41%
    Insight Investments, LP (Cost $290,000)                             275,143
    North Star Partners, LP (Cost $290,000)                             294,094
    Zeke, LP (Cost $290,000)                                            313,653
                                                                     ----------
                                                                        882,890
                                                                     ----------


  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $6,378,000)             6,654,814

  OTHER ASSETS, LESS LIABILITIES - (1.06)%                              (69,623)
                                                                     ----------
  MEMBERS' CAPITAL - 100.00%                                         $6,585,191
                                                                     ==========




                 See Accompanying Notes to Financial Statements
                                       1

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    JUNE 30, 2003
ASSETS

Investments in Underlying Funds, at fair value (cost - $6,378,000)     $6,654,814
Receivable from Investment Manager                                         89,611
Receivable from affiliate                                                     625
Receivable for disposition of Underlying Funds                             12,763
Cash and cash equivalents                                                  55,351
Interest receivable                                                            27
                                                                       ----------
    TOTAL ASSETS                                                        6,813,191
                                                                       ----------

LIABILITIES

Management fee payable                                                     41,391
Shareholder servicing fee payable                                           6,906
Board of directors fees payable                                             1,500
Other accrued expenses                                                    178,203
                                                                       ----------

    TOTAL LIABILITIES                                                     228,000
                                                                       ----------

    MEMBERS' CAPITAL                                                   $6,585,191
                                                                       ==========




Units Outstanding (100,000,000 units authorized)                      663,344.552
Net Asset Value per Unit (offering and redemption price per unit)     $      9.93

                 See Accompanying Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENT OF OPERATIONS  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                SIX MONTHS ENDED
                                                                  JUNE 30, 2003

INVESTMENT INCOME
  Interest                                                          $     537
                                                                    ---------
    TOTAL INVESTMENT INCOME                                               537
                                                                    ---------

EXPENSES
  OPERATING EXPENSES:
    Accounting and administration fees                                 54,000
    Management fees                                                    41,391
    Audit fees                                                         15,000
    Legal fees                                                         12,500
    Board of directors fees                                             5,375
    Custodian fees                                                      4,832
    Other expenses                                                      4,330
                                                                    ---------

      TOTAL OPERATING EXPENSES                                        137,428
                                                                    ---------

    Reimbursement from Investment Manager                             (89,611)
    Accounting and administration fees waived                          (5,322)
                                                                    ---------

      NET OPERATING EXPENSES                                           42,495
                                                                    ---------

      NET INVESTMENT LOSS                                             (41,958)

REALIZED AND UNREALIZED GAIN/(LOSS) ON UNDERLYING FUNDS
    Net realized loss on investments in Underlying Funds             (163,595)
    Net appreciation of investments in Underlying Funds               603,952
                                                                    ---------

      NET REALIZED AND UNREALIZED GAIN ON UNDERLYING FUNDS            440,357

      INCREASE IN MEMBERS' CAPITAL FROM OPERATIONS                  $ 398,399
                                                                    =========

                 See Accompanying Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                                           APRIL 1, 2002
                                                                SIX MONTHS ENDED         (COMMENCEMENT OF
                                                                  JUNE 30, 2003           OPERATIONS) TO
                                                                   (UNAUDITED)           DECEMBER 31, 2002

Members' capital at beginning of period                            $ 6,031,782              $        --

  Capital contributions                                                155,010                6,438,726

  Net investment loss                                                  (41,958)                 (79,806)

  Net realized gain/(loss) on investments in Underlying Funds         (163,595)                      --

  Net appreciation/(depreciation) of investments in Underlying
    Funds                                                              603,952                 (327,138)
                                                                   -----------              -----------
    Members' capital at end of period                              $ 6,585,191              $ 6,031,782
                                                                   ===========              ===========

                 See Accompanying Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENT OF CASH FLOWS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    SIX MONTHS ENDED
                                                                     JUNE 30, 2003

CASH FLOWS FROM OPERATING ACTIVITIES
Increase in members' capital from operations                          $   398,399
  Adjustments to reconcile  increase in members'  capital from operations to net cash used in operating activities:
      Purchase of investments in Underlying Funds                      (1,100,000)
      Proceeds from disposition of investments in Underlying Funds        916,403
      Increase in receivable from affiliate                                  (625)
      Receivable for disposition of investments in Underlying Funds       (12,763)
      Decrease in interest receivable                                          21
      Net realized loss on redemptions of Underlying Funds                163,595
      Net appreciation on investments in Underlying Funds                (603,952)
      Decrease in receivable from Investment Manager                       62,565
      Increase in accrued expenses                                         33,398
                                                                      -----------
  Net cash used in operating activities                                  (142,959)
                                                                      -----------

CASH FLOWS FROM FINANCING ACTIVITIES
  Capital contributions                                                   155,010
  Capital withdrawals                                                          --
                                                                      -----------
  Net cash provided by financing activities                               155,010
                                                                      -----------

Net increase in cash and cash equivalents                                  12,051
Cash and cash equivalents at beginning of period                           43,300
                                                                      -----------
Cash and cash equivalents at end of period                            $    55,351
                                                                      ===========


                 See Accompanying Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003  (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     ACP Strategic Opportunities Fund II, LLC (the "Fund") is a Delaware limited liability company that is a non-diversified, closed-end management investment company with a continuous offering period, registered under the Investment Company Act of 1940 as amended (the "Investment Company Act"). Its units of beneficial interest ("Units") are not registered under the Securities Act of 1933, as amended. The Fund's investment objective is to achieve an absolute return in excess of the long-term return of the U.S. equity market. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). The Investment Manager will invest the Fund's assets in Underlying Funds whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

     Ascendant Capital Partners, LLC, a Delaware limited liability company, serves as the investment manager ("Investment Manager") to the Fund. The Fund has entered into an investment management agreement with the Investment Manager ("Investment Management Agreement"), pursuant to which the Investment Manager is responsible for formulating a continuing investment program for the Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended. The Investment Manager is a majority-owned subsidiary of Turner Investment Partners, Inc. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as the board of directors of the Fund (the "Board of Directors").

2.   SIGNIFICANT ACCOUNTING POLICIES

     A.  NET ASSET VALUATION

     The net asset value per Unit in dollars is determined as of the close of business of the New York Stock Exchange, (generally 4:00 p.m. Eastern Time) on the last business day of each Allocation Period, unless the calculation of the net asset value has been suspended. The Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board of Directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents, and the valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

     Interest income is recorded on the accrual basis.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B.  FUND EXPENSES

     The Investment Manager has agreed to reimburse certain expenses (other than the Management Fee and shareholder servicing fee) to the extent those other expenses exceed 0.15% per annum of average net assets. During the period ended June 30, 2003, the Investment Manager agreed to reimburse the Fund for expenses in the amount of $89,611.

     C.  INCOME TAXES

     The Fund intends to be treated as a partnership for Federal income tax purposes and therefore not subject to Federal income tax. For income tax purposes, each Member will be treated as a partner of the Fund and, as such, will be taxed upon its distributive share of each item of the Fund's income, gain, loss, deductions and credits.

     D.  CASH AND CASH EQUIVALENTS

     The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. At June 30, 2003, the Fund held $55,351 in cash at PNC Bank.

     E.  ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3.   ALLOCATION OF PROFITS, MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

     The Fund maintains a separate capital account for each Member that has a balance equal to the sum of the net asset value of the total number of Units owned by such Member. Net profits or net losses of the Fund for each Allocation Period will be allocated among and credited to or debited against the capital accounts of the Members as of the last day of each Allocation Period in accordance with each Member's respective ownership percentage for such period.

     Pursuant to the Investment Management Agreement, the Investment Manager will be entitled to receive an annual management fee (the "Management Fee"). The base Management Fee is equal to 1.50% of the Fund's net assets and is subject to an adjustment based on the Fund's rolling twelve month return. The Management Fee will not be lower than 1.00% per annum or higher than 2.00% per annum after adjustment. The performance adjustment resulted in a decrease to the management fee of $7,812 for the six month period ended June 30, 2003.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

3. ALLOCATION OF PROFITS, MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

     Each member of the Board of Directors who is not an "interested person" of the Fund, as defined by the Investment Company Act, receives an annual retainer of $4,000 plus a fee for each meeting attended. All directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

     PFPC Trust Company serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the administrator based primarily upon average members' capital, subject to certain minimums. During the period ended June 30, 2003, PFPC Inc. agreed to waive fees in the amount of $5,322. These fees may be recovered by PFPC Inc. if the administration and accounting agreement is terminated prior to April 1, 2005.

4.   SECURITIES TRANSACTIONS

     Total purchases of Underlying Funds for the six month period ended June 30, 2003, amounted to $1,100,000. Total proceeds from sales of Underlying Funds for the six month period ended June 30, 2003, amounted to $916,403. The cost of investments in Underlying Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Underlying Funds. The allocated taxable income is reported to the Fund by the Underlying Funds. The Fund has not received information from the Underlying Funds as to the amounts of taxable income allocated to the Fund as of June 30, 2003.

5.   RISK FACTORS

     An investment in Units involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

6.   REDEMPTIONS AND REPURCHASE OF UNITS AND DISTRIBUTIONS

     With very limited exceptions, Units are not transferable. No Member or other person holding a Unit will have the right to require the Fund to redeem that Unit or portion thereof. There is no public market for the Units, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Units by the Fund.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

6.   REDEMPTIONS AND REPURCHASE OF UNITS AND DISTRIBUTIONS (CONTINUED)

     The Board of Directors may, from time to time and in their sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board of Directors will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Directors that the Fund offer to repurchase Units from Members twice each year, effective March 31 and September 30.

     The Fund does not intend to distribute to the Members any of the Fund's income, but intends to reinvest substantially all income and gains allocable to the Members. A Member may therefore be allocated taxable income and gains and not receive any cash distributions.


7.   CAPITAL STOCK AND FINANCIAL HIGHLIGHT INFORMATION

     Transactions in Units for the period ended June 30, 2003 were as follows:

     Number of Units issued                                         16,434.561
     Number of Units redeemed                                           (0.000)
                                                                   -----------
     Net increase in Units outstanding                              16,434.561
     Units outstanding, beginning of period                        646,909.991
                                                                   -----------
     Units outstanding, end of period                              663,344.552
                                                                   ===========


         Per Unit Operating Performance:


                                                                       Six Months Ended            April 1, 2002 to
                                                                         June 30, 2003             December 31, 2002
         Net asset value at beginning of period                               $9.32                    $10.00
           Income from investment operations
              Net investment loss                                             (0.06)                    (0.12)
              Net realized and unrealized gain from investments                0.67                     (0.56)
                                                                               ----                      ----
              Total from investment operations                                 0.61                     (0.68)
                                                                               -----                     ----

         Net increase in net asset value                                       0.61                     (0.68)
                                                                               ----                      ----
         Net asset value at end of period                                     $9.93                     $9.32
                                                                               ====                      ====

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

7.   CAPITAL STOCK AND FINANCIAL HIGHLIGHT INFORMATION (CONTINUED)

     Ratios and Supplemental Data:

     The following represents the annualized ratios of income and expense to average net assets and other supplemental information:


                                                                    Six Months Ended     April 1, 2002 to
                                                                      June 30, 2003      December 31, 2002


     Net investment income / (loss)                                      (1.38)%              (1.99)%

     Gross expenses                                                       4.51 %               6.75%
     Expenses waived / reimbursed                                         3.11%                4.75%
     Net expenses                                                         1.40%                2.00%

     Total return (not annualized)                                        6.55%               (6.76)%

     An individual Member's ratios and return may vary from the above based on the timing of capital contributions.

     Portfolio Turnover                                                  15.07%                0.00%

     Members' Capital at end of period (000s)                            $6,585               $6,032


 8.  SUBSEQUENT EVENT

     On July 1, 2003, the Fund received capital contributions of $25,000.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

BOARD OF DIRECTORS


The identity of the Directors and brief biographical information is set forth below. Each Director who is deemed to be an "interested person" of the Fund, as defined in the Investment Company Act, is indicated by an asterisk.


Name, Age, Address and         Length of     Principal Occupation During          Other Directorships
Position with Fund             Time Served   Past Five Years                      Held by Director
------------------------------------------------------------------------------------------------------------------------------------
Mr. Robert Turner,* Age 46     15 months     Chief Investment Officer - Growth    Turner Funds, Berwyn, PA;
1205 Westlakes Drive                         Equities and Chairman of Turner      Alpha Select Funds, Berwyn, PA;
Suite 100, Berwyn, PA                        Investment Partners, Inc.            ACP Funds Trust, Berwyn, PA;
Director                                                                          Westlakes Institutional
                                                                                  Portfolio, Berwyn, PA;
                                                                                  Episcopal Academy; Mercer, PA;
                                                                                  and Bradley University, Peoria, IL



Mr. John Connors, Age 59       15 months     Portfolio Manager,                   ACP Funds Trust, Berwyn, PA;
467 Belrose Lane                             Guyasuta Investment Advisors;        Westlakes Institutional
Radnor, PA                                   previously, Portfolio Manager,       Portfolio, Berwyn, PA
Director                                     Delaware Investments


* Mr. Turner is considered an "interested person" of the Fund as that term is defined in the Investment Company Act.
Mr. Turner is the Chairman and Chief Investment Officer - Growth Equities of Turner Investment Partners, Inc.
("Turner"). Mr. Turner also owns a majority interest in Turner.  Turner owns a majority interest in Ascendant Capital
Partners, LLC.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

FUND OFFICERS


Set forth below are the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Fund. Unless otherwise noted, the business address of each officer is 1205 Westlakes Drive, Suite 100, Berwyn, PA, 19312.


Name, Age and                  Length of     Principal Occupation During
Position with Fund             Time Served   Past Five Years
-------------------------------------------------------------------------------------
Stephen J. Kneeley, Age 39,    15 months     President & Co-Chief Executive
President                                    Officer for Turner Investment
                                             Partners, Inc.

John H. Grady, Age 41,         15 months     General Counsel and Chief Operating
Executive Vice President                     Officer of Turner Investment Partners
Chief Operating Officer                      Inc.; previously, Partner, Morgan Lewis
                                             & Bockius, LLP

Thomas R. Trala, Age 36,       15 months     Treasurer and Chief Financial Officer of
Treasurer and Chief Financial                of Turner Investment Partners, Inc.
Officer

Gary Shugrue, Age 48,          15 months     Chief Investment Officer of Ascendant
Vice President and Chief                     Capital Partners, LLC; previously, Chief
Investment Officer                           Operating Officer for Double Agent, LLC;
                                             and General Partner of Argos Advisors

Diane Drake, Age 35,           15 months     Deputy Counsel of Turner Investment
Secretary and Vice President                 Partners, Inc.; previously, Associate,
                                             Stradley, Ronon, Stevens & Young, LLP;
                                             Staff Attorney, Rodney Square
                                             Management Corporation

Brian Ferko, Age 31,           15 months     Product Manager/ Director of Mutual
Vice President                               Fund Administration and Operations
                                             of Turner Investment Partners, Inc.;
                                             previously, Account Director, SEI
                                             Investments

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

Name, Age and                  Length of     Principal Occupation During
Position with Fund             Time Served   Past Five Years
-------------------------------------------------------------------------------------
John Canning, Age 32,          15 months     Subadvisory Institutional Service
Vice President                               Product Manager, Turner Investment
                                             Partners, Inc.; previously, Transfer
                                             Agent Manager, Pilgrim Baxter and
                                             Associates; Portfolio Implementation
                                             Analyst, SEI Investments

Rami Livelsberger, Age 27,     15 months     Legal Assistant, Turner Investment
Vice President and Assistant                 Partners, Inc.; previously, Legal
Secretary                                    Assistant, Morgan Lewis & Bockius,
                                             LLP; Temporary Employee, Kelly Services;
                                             Temporary Employee, McCallion

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ACP Strategic Opportunities Fund II, LLC
----------------------------------------

By (Signature and Title)*  /s/ John Grady
                         -------------------------------------------------------
                           John Grady
                           Executive Vice President


Date                       September 5, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ John Grady
                         -------------------------------------------------------
                           John Grady
                           Executive Vice President


Date                       September 5, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Thomas Trala
                         -------------------------------------------------------
                           Thomas Trala
                           Chief Financial Officer


Date                       SEPTEMBER 5, 2003
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.